INVENTORY (Tables)	12 Months Ended
Jun. 26, 2021
Inventory Disclosure [Abstract]
Schedule of inventories

As of June 26, 2021 and June 27, 2020, inventory consists of the following:

	2021	2020

Raw Materials	$669,861	$1,885,845
Work-in-Process	5,174,359	5,064,201
Finished Goods	14,248,798	13,726,207

Total Inventory	$20,093,018	$20,676,253